1933 Act Registration No. 333-52951
    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 23, 1998

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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. ___               [ ]
                       Post-Effective Amendment No. _1_               [X]
                       (Check appropriate box or boxes)

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                Exact name of Registrant as Specified in Charter:

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                         Area Code and Telephone Number:

                                 (610) 254-1924

                     Address of Principal Executive Offices:

                            Oaks, Pennsylvania 19456

                     Name and Address of Agent for Service:

                                 James R. Foggo
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456

                                   COPIES TO:

                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

It is proposed that this filing shall become effective (check appropriate box):

         [X]   immediately upon filing pursuant to paragraph (b) of rule 485
         [ ]   on (date) pursuant to paragraph (b) of rule 485
         [ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485
         [ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [ ]   on January 31, 1995 pursuant to paragraph (a)(2) of Rule 485

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PART A

Incorporated by reference to the Registration Statement on Form N-14, File No. 333-52951, filed May 18, 1998.


PART B

Incorporated by reference to the Registration Statement on Form N-14, File No. 333-52951, filed May 18, 1998.


PART C

ITEM 15. INDEMNIFICATION.

         Incorporated by reference to the Registration Statement on Form N-14, File No. 333-52951, filed May 18, 1998.

ITEM 16. EXHIBITS.

       (1) Articles of Incorporation, as amended and supplemented through March 30, 1998. (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

       (2) Bylaws, as amended through February 23, 1998. (Incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

       (3)    Not Applicable.

       (4) Agreement and Plan of Reorganization. (Incorporated by reference to Appendix III to the Prospectus/Proxy Statement included in Part A of the Registration Statement on Form N-14, File No. 333-52951, filed May 18, 1998.)

       (5)    Not Applicable.

       (6)    (a)    Investment Advisory Agreement dated April 2, 1991, between
                     Registrant and First Bank National Association, as amended and supplemented through August 1994. (Incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No.
                     21 to the Registrant's Registration Statement on Form N-1A,
                     File No. 33-16905 (the "Post-Effective Amendment No. 21").)

              (b) Amendment No. 8 to Exhibit A to Investment Advisory Agreement. (Incorporated by reference to Exhibit (5)(c) to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

              (c) Supplement dated July 24, 1998, to Investment Advisory Agreement dated April 2, 1991, with respect to Strategic Income Fund. (Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

              (d) Supplement dated July 23, 1998, to Investment Advisory Agreement dated April 2, 1991, with respect to the Emerging Markets Funds. (Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

              (e) Sub-Advisory Agreement dated March 28, 1994, between First Bank National Association and Marvin & Palmer Associates, Inc., with respect to International Fund. (Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

              (f) Sub-Advisory Agreement dated July 23, 1998, between U.S. Bank National Association and Marvin & Palmer Associates, Inc., with respect to Emerging Markets Fund. (Incorporated

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                     by reference to Exhibit 5(f) to Post-Effective Amendment
                     No. 39 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

              (g) Sub-Advisory Agreement dated July 24, 1998, between U.S. Bank National Association and Federated Global Research Corp., with respect to Strategic Income Fund. (Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

              (h) Sub-Advisory Agreement dated July 24, 1998, between U.S. Bank National Association and Federated Investment Counseling, with respect to Strategic Income Fund. (Incorporated by reference to Exhibit 5(h) to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

              (i) Amendment No. 1 to Sub-Advisory Agreement. (Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

       (7)    (a)    Distribution Agreement [Class A and Class C] dated February
                     10, 1994 between Registrant and SEI Financial Services
                     Company. (Incorporated by reference to Exhibit (6)(a) to the Post-Effective Amendment No. 21.)

              (b) Distribution and Service Agreement [Class B] dated August 1, 1994, as amended September 14, 1994 between Registrant and SEI Financial Services Company. (Incorporated by reference to Exhibit (6)(b) to the Post-Effective Amendment No. 21.)

              (c) Form of Dealer Agreement. (Incorporated by reference to Exhibit (6)(c) to the Post-Effective Amendment No. 21.)

       (8)    Not Applicable.

       (9)    (a)    Custodian Agreement dated September 20, 1993, between
                     Registrant and First Trust National Association, as supplemented through August 1994. (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A,
                     File No. 33-16905.)

              (b) Supplemental dated March 15, 1994 to Custodian Agreement dated September 20, 1993. (Incorporated by reference to Exhibit 8(b) to Post Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

              (c) Further supplement dated November 21, 1997, with respect to International Index Fund, on July 23, 1998 with respect to Strategic Income Fund and Emerging Markets Fund, to Custodian Agreement dated September 20, 1993. (Incorporated by reference to Exhibit 8(e) to Post-Effective Amendment No. 39 to the Registrant's Registration Statement Form N-1A, File No. 33-16905.)

              (d) Compensation Agreement dated as of July 23, 1998, pursuant to Custodian Agreement. (Incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

       (10)   (a)    Form of Distribution Plan [Class A] shares. (Incorporated
                     by reference to Exhibit (15)(a) to the Post-Effective
                     Amendment No. 21.)

              (b) Class B Distribution Plan. (Incorporated by reference to Exhibit (15)(b) to the Post-Effective Amendment No. 21.)

              (c) Service Plan [Class B]. (Incorporated by reference to Exhibit (15)(c) to the Post-Effective Amendment No. 21.)

              (d) Multiple Class Plan Pursuant to Rule 18f-3. (Incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

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       (11)   Opinion and Consent of Dorsey & Whitney LLP with respect to the legality of the securities being registered. (Incorporated by reference to Exhibit (11) to the Registration Statement on Form N-14, File No. 333-52951, filed on April 15, 1998.)

      *(12)   (a)    Opinion and Consent of Dorsey & Whitney LLP with respect to tax matters relating to the reorganization of American
                     Government Income Fund Inc. with and into FAIF Fixed Income
                     Fund.

              (b) Opinion and Consent of Dorsey & Whitney LLP with respect to tax matters relating to the reorganization of American Government Income Portfolio, Inc. with and into FAIF Fixed Income Fund.

              (c) Opinion and Consent of Dorsey & Whitney LLP with respect to tax matters relating to the reorganization of American Opportunity Income Fund Inc. with and into FAIF Fixed Income Fund.

       (13)   (a)    Amended and Restated Administration Agreement dated as of
                     July 1, 1997 between Registrant and SEI Investments
                     Management Corporation. (Incorporated by reference to Exhibit (9)(f) to Post-Effective Amendment No. 31 to the
                     Registrant's Registration Statement on Form N-1A, File No.
                     33-16905.)

              (b) Sub-Administration Agreement effective January 1, 1998, by and between SEI Investments Management Corporation and First Bank National Association. (Incorporated by reference to Exhibit 9(e) to Post Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

              (c) Form of Transfer Agency Agreement dated as of October 1, 1996, between Registrant and DST Systems, Inc. (Incorporated by reference to Exhibit (9)(d) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

              (d) Shareholders Account Servicing Agreement dated October 1, 1998 between the Registrant and U.S. Bank National Association. (Incorporation by reference from Exhibit 9(d) to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

       (14)   (a)    Consent of KPMG Peat Marwick LLP. (Incorporated by
                     reference to Exhibit 14(a) to the Registration Statement on Form N-14, File No. 333-52951, filed on May 18, 1998.)

              (b) Consent of KPMG Peat Marwick LLP. (Incorporated by reference to Exhibit 14(b) to the Registration Statement on Form N-14, File No. 333-52951, filed on May 18, 1998.)

       (15)   Not Applicable.

       (16) Powers of Attorney of Directors signing the Registration Statement. (Incorporated by reference to Exhibit 16 to the Registration Statement on Form N-14, File No. 333-52951, filed on May 18, 1998.)

       (17)   (a)    Rule 24f-2 Election of Registrant. (Incorporated by
                     reference to Exhibit 17(a) to the Registration Statement on Form N-14, File No. 333-52951, filed on May 18, 1998.)

              (b) Form of Proxy Card. (Incorporated by reference to Exhibit 17(b) to the Registration Statement on Form N-14, File No. 333-52951, filed on May 18, 1998.)

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       * Filed herewith.


ITEM 17. UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed

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to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement No. 333-52951 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 22nd day of October, 1998.

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


ATTEST:      /s/ Michael G. Beattie        By:       /s/ James R. Foggo
       ---------------------------------      ----------------------------------
                 Michael G. Beattie                      James R. Foggo
                                                         Vice President

             As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

             SIGNATURE                         TITLE                   DATE
             ---------                         -----                   ----

     /s/ Michael G.Beattie            Controller (Principal             **
---------------------------------     Financial and Accounting
         Michael G. Beattie           Officer)


                *                     Director                          **
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         Robert J. Dayton


                *                     Director                          **
---------------------------------
       Andrew M. Hunter III


                *                     Director                          **
---------------------------------
       Leonard W. Kedrowski


                *                     Director                          **
---------------------------------
          Robert L. Spies


                *                     Director                          **
---------------------------------
         Joseph D. Strauss


                *                     Director                          **
---------------------------------
       Virginia L. Stringer


                *                     Director                          **
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          Roger A. Gibson


* By:  /s/ Kathryn L. Stanton
     ----------------------------
         Kathryn L. Stanton
          Attorney in Fact

** October 22, 1998